Leases (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	¥ 58,924
2025	43,048
2026	23,747
2027	5,941
2028	2,423
Thereafter	1,351
Total remaining undiscounted lease payments	135,434
Less: Interest	6,959
Total present value of lease liabilities	128,475		¥ 136,494
Less: Current operating lease liability	57,164	$ 8,051	62,304
Non-current operating lease liability	¥ 71,311	$ 10,044	¥ 74,190